Taxes on Income	12 Months Ended
Dec. 31, 2020
Taxes on Income [Abstract]
TAXES ON INCOME
NOTE 15:-	TAXES ON INCOME

a.	Tax rates applicable to the Company:

The Israeli statutory corporate tax rate and real capital gains tax rate were 23% in 2020, 2019, and 2018.

b.	Tax assessments:

The assessments of the Company are deemed final through the 2014 tax year.

In addition, as of December 31, 2020, through the date of THR’s Dissolution, it met all reporting obligations.

c.	Carryforward tax losses and other temporary differences:

The Company has accumulated tax losses since its inception.

As of December 31, 2020, the Company’s net carryforward tax losses are estimated to grow to approximately $43,000 ($39,000 as of December 31, 2019).